Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes - Schedule of Provision for Income Taxes (Details) [Line Items]
Income (loss) before income taxes	$ (6,797,718)	$ (21,885,410)	$ 2,791,875
Combined statutory income tax rate	26.14%	26.14%	26.14%
Income tax benefit at the statutory tax rate	$ (1,776,584)	$ (5,719,752)	$ 729,657
Non-deductible expenses	5,811	8,384	15,626
Revaluation of warrant liabilities	(1,064,069)	1,181,962	(8,365,980)
Foreign exchange (gain) loss	(1,366,086)	360,003	(593,325)
Share based compensation	252,438	421,396
Impairment of goodwill			329,506
Other			59,931
Change in unrecognized deferred tax asset	3,948,490	3,748,007	6,287,118
Deferred income tax (recovery) provision			(1,537,467)
Current income taxes in the income statement
Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	(3,948,490)	(3,748,007)	(7,824,585)
Change in unrecognized deferred tax asset	3,948,490	3,748,007	6,287,118
Deferred income tax (recovery) provision			(1,537,467)
Total income tax expense (recovery) for the year			$ (1,537,467)